Information on remuneration - Shares held by Board members (Detail) - Board of management - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Information on remuneration [Line Items]
Percentage of shares held by board of management			1.00%
R.W.O. Jakobs [Member]
Information on remuneration [Line Items]
Shares held (in shares)	147,397	134,298
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Shares held (in shares)	147,126	137,753
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Shares held (in shares)	19,143	18,366
S.J. Poonen [Member]
Information on remuneration [Line Items]
Shares held (in shares)	11,899	3,240
I.K. Nooyi [Member]
Information on remuneration [Line Items]
Shares held (in shares)	3,489	3,348
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Shares held (in shares)		20,526
S.K. Chua [Member]
Information on remuneration [Line Items]
Shares held (in shares)	2,251	2,160
F. Sijbesma [Member]
Information on remuneration [Line Items]
Shares held (in shares)	25,854	25,854
A.M. Harrison [Member]
Information on remuneration [Line Items]
Shares held (in shares)	1,688	1,620
P. Löscher [Member]
Information on remuneration [Line Items]
Shares held (in shares)	23,345	22,398